Notes Payable Fairvalue Disclosure1	3 Months Ended
Jun. 30, 2011
Notes Payable Fairvalue Disclosure1 [Abstract]
Notes Payable Fairvalue Disclosure1 [Text Block]

Note 2. Notes Payable

2007 Notes payable - In November 2007, we received net proceeds of $465,000 and issued to CAMHZN Master LDC (the “Lender”) a $500,000 12% convertible secured promissory note (the “Note Agreement”), which was amended to mature in September 2008. We entered into an amended loan agreement, whereby the Lender agreed to forbear from exercising any remedies available under the loan documents or applicable law through March 2009, and in exchange, we agreed to pay a fee of $567,000 which was added to the principal balance of the loan and payable in cash or stock at our discretion. Since entering into the Note Agreement, we have issued approximately 764,000 shares of our common stock as payments under the agreement. In addition, ,we released to the Lender in 2009 1,635,000 shares of Company common stock held by the Lender as collateral shares valued at $327,000 based on the closing price of our common stock on the release date, which we recorded as a partial payment of the fee. On July 22, 2010, we entered into an agreement with the Lender pursuant to which we agreed to issue 240,000 shares of our common stock to the Lender. In exchange, the Lender agreed to (i) limit the number of shares of our common stock that it would sell; (ii) return any excess shares after sales proceeds received equal the unpaid principal and accrued and unpaid interest due under the Note Agreement; and (iii) rescind for a minimum of thirty days from the date of the agreement the notice of default delivered to us in March 2010. In March 2010 and February 2011, we received letters from the Lender stating that we were in default on the outstanding note. We are contesting the default notices and are disputing the validity of, among other things, the fee which was added to the note balance, and treatment of release of shares as a reduction of the fee. In May and in July 2011, we issued notices to the Lender that we believe that, under the terms of the Note Agreement and New York State law and given total payments made to the Lender through the issuance of our common stock, we have repaid the Note Agreement in full. Included in our condensed consolidated balance sheet as of June 30, 2011 is a note payable of $740,000 and accrued interest of $539,000. We have not reflected any change to previous accounting treatment for the transactions given the uncertainty regarding the ultimate resolution of these matters. To the extent new facts become known or ultimate settlement occurs, the impact of the change will be reflected in the consolidated financial statements at that time.

2008 Notes Payable - In 2008, we entered into an agreement with one of our vendors, whereby the accounts payable balance owed was converted to an unsecured note payable, due in eight equal payments of $12,500 beginning in August 2008. As described in Note 3, in December 2010, the note payable totaling $87,000 was settled in full by the issuance of approximately 6,945,000 shares of our common stock.

2009 Notes Payable - In February 2009, we entered into a Securities Purchase Agreement (with amendments, the “Agreement”) with each of Agile Opportunity Fund, LLC and Capitoline Advisors Inc. (the “Investors”) pursuant to which we subsequently received funding through the issuance of promissory notes (the “Notes”) totaling approximately $1.1 million and an aggregate purchase price of $920,000, with a maturity date of August 12, 2009 and prepaid interest at the rate of 18% per annum. The Notes are convertible into shares of our common stock at a conversion price of $3.33 per share, at the discretion of the note holder. The Notes are collateralized by a pledge of all our assets and, upon conversion, have certain piggyback registration rights. In October 2009, we entered into an amendment to the Agreement whereby we issued 10,000,000 shares of our common stock to be held as additional collateral for the Notes.

In April 2010, we received a letter from the Investors stating that we were in default under the Agreement and demanding payment of approximately $1.4 million for principal and interest due under the Notes. In conjunction with the notice of default, the Investors foreclosed on 4,502,306 of the 10,000,000 shares, valued at $991,000, of our common stock held as collateral and was applied against the principal of the Notes. In October 2010, the Investors foreclosed on an additional 1,600,000 shares valued at $61,000 which has been applied against the principal of the Notes. The remaining 3,897,694 collateral shares, valued at $43,000, were foreclosed on in January 2011. All shares released to the Investors were recorded based on the closing price of our common stock on the release date and have been applied against the balance of the Notes. In May and in July 2011, we issued notices to the Investors that we believe that, under the terms of the Notes and New York State law and given the payments made to the Investors through the issuance of our common stock, we have repaid the Notes in full. Included in our condensed consolidated balance sheet at June 30, 2011 are notes payable of $61,000 and accrued interest of $201,000. We have not reflected any change to previous accounting treatment for the transactions given the uncertainty regarding the ultimate resolution of these matters. To the extent new facts become known or ultimate settlement of the Notes occurs, the impact of the change will be reflected in the consolidated financial statements at that time.

February 2010 Notes Payable – In February 2010, we entered into an agreement with one of our professional service providers, whereby our accounts payable balance of $141,000 owed was converted to a 6% note payable due June 1, 2010 (the “Note Payable”). As of June 30, 2011, the principal balance was $136,000, accrued interest was $11,000, and the amounts have not been paid.

June 2010 Note Payable - In June 2010, we entered into an advisory services agreement with Summit Trading Limited (“Summit”), whereby they will identify, introduce, engage, and compensate investor relations and/or public relations firms on our behalf. Under the terms of this agreement, as consideration for those services, we issued a non-interest bearing note payable (the “Summit Note”) in the amount of $300,000 payable upon demand and recognized expense of $300,000. In December 2010, we paid $50,000 of the note payable by the issuance of shares of our common stock (see Note 3.) During the three months ended June 30, 2011, Summit assigned $235,000 of the Summit Note to Southridge LLC for a purchase price in that amount leaving a balance $15,000 of the Summit Note still held by Summit as of June 30, 2011.

During the three months ended June 30, 2011, we entered into agreements with Southridge LLC whereby portions of the Summit Note assigned to Southridge LLC totaling $235,000 were amended (the “Amended Notes”). The Amended Notes are convertible into shares of our common stock at a conversion price equal to 70% of the average closing bid price of our Common Stock for the 5 trading days immediately prior to conversion. We have recorded the value of the beneficial conversion feature in the amount of $137,000 which was recognized as interest expense in the three and nine months ended June 30, 2011. During the three months ended June 30, 2011, $185,000 of the Amended Notes were converted into 22,032,914 shares of our common stock (Note 3) leaving a balance of $50,000 of the Summit Note held by Southridge LLC as of June 30, 2011. Subsequent to June 30, 2011, the remaining $50,000 balance of the Amended Notes was converted by Southridge LLC into 7,440,476 shares of our common stock.

Fiscal Year 2011 Convertible Debentures - In October and November 2010 and in January 2011, we issued 180 day debentures to an investor for total cash proceeds of $60,000. The debentures bear interest at an annual rate of 8% with principal and interest convertible into our common shares at our option or the option of the investor. The debentures plus accrued interest are convertible by the investor at a price per share equal to the lower of fifty percent of the average of the three lowest closing bid prices of our common stock for the thirty trading days immediately prior to the date that we receive notice of conversion or fifty percent of the lowest traded price for the twenty days trading prior to the closing of the agreements. We are entitled, until payment in full of the debentures, to convert the debentures at a price per share equal to fifty percent of the closing bid price of the common stock on the date that we issue such notice of conversion. We have recorded the value of the beneficial conversion feature in the amount of $60,000 as debt discount to be amortized to interest expense over the terms of the debentures with $15,000 and $60,000 amortized to interest expense during the three and nine months ended June 30, 2011, respectively. In April 2011, we received a notice to convert to common shares one of the debentures with a face value of $10,000. We informed the note holder that we intend to redeem all the debentures in cash and paid the $10,000 note and related interest in cash. We believe we have no further obligation on this note. In May and June 2011, we received notices to convert into our common stock debentures in the face amount of $25,000. As of June 30, 2011, we had not honored that notice and debentures in the amount of approximately $47,000, including accrued interest of approximately $2,000, are past due.

In February 2011 and March 2011, we issued 180 day debentures to an investor for total cash proceeds of $60,000. The debentures bear interest at an annual rate of 10% with principal and interest convertible into our common shares at the option of the investor. The February debenture agreement with a face value of $30,000 provides for conversion into common shares at $0.005 per share or 50% of the lowest trading price in the ninety days following February 10, 2011. In May 2011, that price was set at $0.0035 per share. The March 2011 debenture, also with a face value of $30,000, provides for conversion into common shares at a price equal to $0.005 per share or 50% of the average closing price of our common stock for the five days prior to the date of the notice to convert. In June 2011, we issued a 180 day debenture to this investor for total cash proceeds of $30,000. The debenture agreement provides for, at the investor’s sole discretion, the conversion of the debenture into common shares at (i) the price per share equal to fifty percent (50%) of $0.01 or (ii) fifty percent (50%) of the lowest trading price of the Common Stock within the period ninety (90) days following the advancement date. Also in June 2011, we amended the March 2011 debenture with the same investor whereby the debenture was increased from $30,000 to $45,000 upon receipt of additional investment proceeds of $15,000. This additional portion of this debenture provides for conversion into common shares at a price equal to $0.0057 per share or 50% of the average closing price of our common stock for the five days prior to the date of the notice to convert. The amendment also extends the maturity date of the debenture to 180 days from the date of the amendment. For all the debentures and at the investor’s sole option, the entire principal amounts and all accrued interest, may be either paid to the investor on the maturity dates or be converted to our common shares as calculated under the terms of the specific agreements. We have recorded the value of the beneficial conversion feature of these debentures in the amount of $105,000 as debt discount to be amortized to interest expense over the terms of the debentures with $37,000 and $48,000 amortized to interest expense during the three and nine months ended June 30, 2011, respectively. The remaining $57,000 will be amortized over the remaining lives of the debentures. In July 2011, we entered into a second amendment to this debenture (Note 6.) As of June 30, 2011, interest of approximately $2,000 has been accrued on these debentures.